Impairment Charges and Reversals - Additional Information (Detail) - CAD	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Decription of key assumptions in determining FVLCOD.		The recoverable amounts of Cenovus’s upstream CGUs were determined based on FVLCOD or an evaluation of comparable asset transactions. The fair values for producing properties were calculated based on discounted after-tax cash flows of proved and probable reserves using forward prices and cost estimates, prepared by Cenovus’s IQREs (Level 3). Key assumptions in the determination of future cash flows from reserves include crude oil and natural gas prices, costs to develop and the discount rate.
Discounted future cash flows, discount rate	10.00%		10.00%
Discounted future cash flows, inflation rate		2.00%
Goodwill impairments		CAD 0	CAD 0		CAD 0
DD&A Impairment value recorded		1,838,000,000	CAD 931,000,000	[1]	993,000,000	[1]
Discounted future cash flows, inflation rate	2.00%		2.00%
Exploration Expense		888,000,000	CAD 2,000,000	[1]	67,000,000	[1]
E&E [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment losses					138,000,000
Exploration Expense		CAD 890,000,000	2,000,000
Bottom of range [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Discounted future cash flows, discount rate		10.00%
Top of range [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Discounted future cash flows, discount rate		15.00%
Clearwater CGU [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment losses		CAD 56,000,000
Northern Alberta CGU [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment losses			380,000,000		184,000,000
Impairment recoverable value	CAD 1,100,000,000		1,100,000,000		CAD 1,500,000,000
Discounted future cash flows, discount rate					10.00%
Impairment reversal value	400,000,000
DD&A Impairment value recorded	CAD 0
Percentage of reduction in expected future operating costs	5.00%
Discounted future cash flows, inflation rate					2.00%
Suffield CGU [Member] | Property, plant and equipment [member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment losses			65,000,000
Impairment recoverable value	CAD 548,000,000		548,000,000
Impairment reversal value	62,000,000
DD&A Impairment value recorded	CAD 0
Deep Basin [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
DD&A Impairment value recorded		331,000,000
Deep Basin [Member] | Clearwater CGU [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment losses		56,000,000
Impairment recoverable value		295,000,000
Oil Sands [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
DD&A Impairment value recorded		1,230,000,000	655,000,000		CAD 697,000,000
Exploration Expense		888,000,000	2,000,000		67,000,000
Oil Sands [Member] | Property, plant and equipment [member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment losses		21,000,000	16,000,000		16,000,000
Oil Sands [Member] | E&E [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment losses			2,000,000		67,000,000
Oil Sands [Member] | Borealis CGU [Member] | E&E [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Exploration Expense		888,000,000
Conventional [Member] | Property, plant and equipment [member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment losses			20,000,000
Conventional [Member] | E&E [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment losses					71,000,000
Corporate and Eliminations [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
DD&A Impairment value recorded		CAD 62,000,000	65,000,000		CAD 105,000,000
Corporate and Eliminations [Member] | Property, plant and equipment [member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment losses			CAD 4,000,000

[1]	The comparative periods have been restated to reflect discontinued operations as discussed in Notes 1 and 11.